Long-Term Debt (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Interest Expense, Long-term Debt	$ 568,424	$ 205,539	$ 206,838
First Mortgage [Member] | Principal Amount Due On May 2015 [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.75%
Debt Instrument, Periodic Payment, Interest	6,014
Second Mortgage [Member] | Principal Amount Due On Jan 2013 [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Periodic Payment, Interest	9,807
Remaining Mortgage Payable	$ 156,000